                     United States Securities and Exchange
                                   Commission
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/2004

Check here if Amendment [  ]; Amendment Number:  _________
This Amendment (Check only one):   [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Bremer Trust, National Association
            4150 -- 2nd St. S., P.O. Box 986
            St. Cloud, MN  56302-0986

Form 13F File Number: 28-7722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:       David J. Erickson
Title:      Vice President, Investments
Phone:      (651) 312-3508

Signature, Place and Date of Signing:

/s/ David J. Erickson                      St. Cloud, MN               2/3/05
-----------------------------             -----------------          -----------
[Signature]                                [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              Form 13F Summary Page


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:                                116

Form 13F Information Table Value Total (000):                          $162,902

List of Other Included Managers:                                       0

Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None

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Page 1 of 6


                  Name of Reporting Manager: Bremer Trust, N.A.

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                                                                                                                     COLUMN 8
COLUMN 1               COLUMN 2        COLUMN 3    COLUMN 4    COLUMN 5            COLUMN 6         COLUMN 7     VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF               TITLE OF                       VALUE       # OF       INVESTMENT DISCRETION    OTHER
 ISSUER                 CLASS           CUSIP      [x$1000]     SHARES     SOLE     SHARED   OTHER  MANAGERS  SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Accenture LTD            ADR           G115DG111     1,369       50,698   50,434                264            50,698
Ingersoll-Rand Co        Com           G4776G101     1,282       15,966   15,887                 79            15,966
Nabors Industries LTD    Com           G6359F103     1,127       21,980   21,980                               21,980
ADC Telecommunications   Com           000886101       366      136,570  126,070             10,500           126,570         10,000
AFLAC Inc                Com           001055102     1,894       47,533   43,357                176            47,533
Abbott Labs              Com           002824100       521       11,166    9,766              1,400            11,166
Allstate                 Com           020002101       584       11,286   11,286                               11,286
Alcoa Inc                Com           013817101       204        6,495    6,095                400             6,495
Altria Group Inc         Com           02209S103       358        5,860    2,860     1,000    2,000             5,860
American Express Co      Com           025816109     1,570       27,849   26,909                940            27,549            300
American Int'l Group
Inc                      Com           026874107     2,533       38,570   33,913              4,657            38,570
American Pwr
Conversion Corp          Com           029066107       787       36,753   36,753                               36,753
Amgen                    Com           031162100     2,500       38,973   38,048                925            38,973
ATMEL Corp               Com           049513104       106       27,040   26,340       300      400            27,040
Avon Products Inc        Com           054303102     1,657       42,807   42,105                702            42,807
BP PLC                   ADR           055622104     2,237       38,312   33,445              4,867            35,666          2,646
Bank of American Corp    Com           060505104       747       15,899    2,393     2,400   11,106            15,899
Best Buy                 Com           086516101     2,548       39,511   37,175     1,900      436            39,511
Biomet Inc               Com           090613100     1,405       32,376   32,176                200            32,376
Boeing Co                Com           097023105       457        8,830    7,090              1,740             8,830

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Page 2 of 6


                  Name of Reporting Manager: Bremer Trust, N.A.

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                                                                                                                     COLUMN 8
COLUMN 1               COLUMN 2        COLUMN 3    COLUMN 4    COLUMN 5            COLUMN 6         COLUMN 7     VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF               TITLE OF                       VALUE       # OF       INVESTMENT DISCRETION    OTHER
 ISSUER                 CLASS           CUSIP      [x$1000]     SHARES     SOLE     SHARED   OTHER  MANAGERS  SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp   Com           101137107     1,544       43,418   43,154                264             43,418
Bristol Myers Squibb Co  Com           110122108       347       13,550    3,800     1,000    8,750             11,050         2,500
Burlington Northern
Santa Fe                 Com           12189T104       776       16,411              3,447   12,964             16,411
Burlington Resources     Com           122014103       624       14,340                      14,340             14,340
CVS                      Com           126650100     1,509       33,472   33,472                                33,472
Carnival Corp Cruise
Lines                    Com           143658300     2,527       43,854   43,745                109             43,854
Cepheid Inc              Com           15670R107        99       10,000   10,000                                10,000
ChevronTexaco Corp       Com           166764100     1,514       28,826   27,314              1,512             28,826
Cisco Systems Inc        Com           17275R102     1,832       94,855   90,786       100    3,969             93,815         1,040
Citigroup Inc            Com           172967101     3,298       68,458   62,235       192    6,031             68,458
Coca-Cola Co             Com           191216100       370        8,888    5,165              3,723              8,888
Cognos Inc               Com           19244C109       551       12,515   12,515                                12,515
Colgate Palmolive Co     Com           194162103     1,185       23,162   21,088              2,074             23,162
Communication Sys Inc    Com           203900105       875       72,833   72,833                                72,833
Computer Assoc Int'l
Inc                      Com           204912109       299        9,636    9,511                125              9,636
Conagra Foods Inc        Com           205887102       445       15,119   13,848              1,271             15,119
D R Horton Inc           Com           23331A109       393        9,738                       9,738                            9,738
Deere & Co               Com           244199105       561        7,536    7,359                177              7,536
Dell Computer Corp       Com           24702R101     2,392       56,752   54,347              2,405             56,752
Diageo PLC               ADR           25243Q205       229        3,960                960    3,000                960         3,000
Disney Walt Co           Com           254687106     2,571       92,484   88,484       150    3,850             92,484
Donaldson Inc            Com           257651109       560       17,195    6,955             10,240             11,195         6,000

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Page 3 of 6


                  Name of Reporting Manager: Bremer Trust, N.A.

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                                                                                                                     COLUMN 8
COLUMN 1               COLUMN 2        COLUMN 3    COLUMN 4    COLUMN 5            COLUMN 6         COLUMN 7     VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF               TITLE OF                       VALUE       # OF       INVESTMENT DISCRETION    OTHER
 ISSUER                 CLASS           CUSIP      [x$1000]     SHARES     SOLE     SHARED   OTHER  MANAGERS  SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Dover Corp               Com           260003108     1,540       36,709   36,164                545            36,709
Du Pont E I De Nemours
& Co                     Com           263534109       313        6,390    5,730       360      300             6,390
Ecolab Inc               Com           278865100     2,189       62,310   61,564                746            62,310
Edward Lifesciences
Corp                     Com           28176E108       208        5,030      830       200    4,000               830          4,200
Emerson Electric Co      Com           291011104     2,032       28,989   26,452              2,537            26,989          2,000
Enerplus Resources Fund  ADR           29274D604       276        7,600    6,600              1,000             7,600
Exxon Mobil              Com           30231G102     4,049       78,980   71,760     4,582    2,638            78,980
FPL Group Inc            Com           302571104       219        2,932    2,132                800             2,932
FED EX Corp              Com           31428X106       674        6,841    6,341                500             6,841
First Data Corp          Com           319963104     1,768       41,550   38,118              3,432            38,350          3,200
Ford Motor Co            Com           345370860       380       25,970    4,433       874   20,663            24,970          1,000
HB Fuller                Com           359694106       254        8,912                       8,912             2,912          6,000
G & K Services Inc       Com           361268105       549       12,642    2,000             10,642             9,642          3,000
General Electric Co      Com           369604103     5,570      152,608  133,480     2,620   16,508           150,158          2,450
Grainger W W Inc         Com           384802104     1,991       29,887   28,989                898            29,887
Halliburton Co           Com           406216101       396       10,104    9,804                300            10,104
Hector Com Co            Com           422730101     1,093       50,034   50,034                               50,034
Hilton Hotels Corp       Com           432848109       243       10,690   10,690                               10,690
Home Depot               Com           437076102       399        9,333    7,248              2,085             9,333
Intel Corp               Com           458140100     2,479      105,980   88,514       300   17,166           102,980          3,000

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Page 4 of 6


                  Name of Reporting Manager: Bremer Trust, N.A.

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                                                                                                                     COLUMN 8
COLUMN 1               COLUMN 2        COLUMN 3    COLUMN 4    COLUMN 5            COLUMN 6         COLUMN 7     VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF               TITLE OF                       VALUE       # OF       INVESTMENT DISCRETION    OTHER
 ISSUER                 CLASS           CUSIP      [x$1000]     SHARES     SOLE     SHARED   OTHER  MANAGERS  SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
International Business
Machs                    Com           459200101     1,884       28,137   26,476       400    1,261            26,987          1,150
Investors Real Estate    REIT          461730103     6,015      573,361   33,612    13,577  229,172           471,437        101,924
J P Morgan Chase         Com           46625H100     2,260       57,946   51,507       925    5,514            53,946          4,000
Johnson & Johnson        Com           478160104     3,099       48,870   45,053              3,817            46,870          2,000
Kimberly Clark Corp      Com           494368103     1,892       28,741   28,648                 93            28,741
Kohl's                   Com           500255104     1,176       23,916   23,789                127            23,916
Lucent Technologics Inc  Com           549463107       152       40,370   31,286              9,084            32,170          8,200
MDU Resources Group      Com           552690109       241        9,051    2,739     5,812      500             8,551            500
McDonalds Corp           Com           580135101     2,919       91,060   74,560             16,500            91,060
Medtronic Inc            Com           585055106    11,879      239,162  111,411    71,141   56,610           237,162          2,000
Mellon Financial Corp    Com           58551A108     1,511       48,572   48,572                               48,572
Merck & Co Inc           Com           589331107     1,009       31,389    5,867       200   25,322            28,489          2,900
Microsoft Corp           Com           594918104     3,544      132,643  120,501       400   11,742           131,863            780
Morgan Stanley/Dean
Witter & Co              Com           617446448       493        8,882    8,882                                8,882
Multiband Corp           Com           62544X100        16       10,000   10,000                               10,000
Mylan Laboratories       Com           628530107     1,252       70,815   70,815                               70,815
Nokia Corporation        ADR           654902204     1,062       67,797   66,803                994            67,797
Oracle Corp              Com           68389X105     1,596      116,333  114,178       350    1,805           116,333
Pentair Inc              Com           709631105       380        8,728                       8,728             4,228          4,500
PepsiCo Inc              Com           713448108     2,262       43,341   41,587              1,754            43,141            200
Petrofund Energy Trust   ADR           71648W108       189       14,500   14,500                               14,500

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Page 5 of 6


                  Name of Reporting Manager: Bremer Trust, N.A.

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                                                                                                                     COLUMN 8
COLUMN 1               COLUMN 2        COLUMN 3    COLUMN 4    COLUMN 5            COLUMN 6         COLUMN 7     VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF               TITLE OF                       VALUE       # OF       INVESTMENT DISCRETION    OTHER
 ISSUER                 CLASS           CUSIP      [x$1000]     SHARES     SOLE     SHARED   OTHER  MANAGERS  SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc               Com           717081103     3,501      130,189  118,989       443   10,757            129,789           400
Proctor & Gamble         Com           742718109       450        8,162      562              7,600              8,162
Prudential Financial
Corp                     Com           744320102       296        5,394    5,394                                 5,394
Quest Diagnostics Inc    Com           74834L100     2,080       21,764   21,701                 63             21,764
Raytheon Co              Com           755111507       216        5,559    1,328              4,231              1,359         4,200
SBC Communication Inc    Com           78387G103     1,065       41,321   32,813     3,500    5,008             40,853           468
St. Jude Medical Inc     Com           790849103       215        5,116    1,200              3,916              5,116
St. Paul Cos Inc         Com           792860108     1,814       48,926   45,897              3,029             46,926         2,000
Schlumberger LTD         Com           806857108     1,169       17,462   14,141       626    2,695             15,262         2,200
Charles Schwab Co        Com           808513105       132       11,040    5,690              5,390             11,040
Service Master Co        Com           81760N109       388       28,161   28,161                                28,161
Southern Co              Com           842587107       579       17,264   14,666     1,200    1,398             17,264
Southwest Airlines       Com           844741108     1,401       86,080   84,580              1,500             86,080
Target                   Com           87612E106     4,063       78,243   62,775             15,468             75,243         3,000
Texas Instruments        Com           882508104     1,390       56,449   56,003                446             56,449
Textron Inc              Com           883203101       721        9,775    9,675                100              9,775
3M Co                    Com           88579Y101     4,912       59,851   42,495     2,800   14,556             57,851         2,000
Time Warner Inc          Com           887317105     1,484       76,330   63,465             12,865             67,555         8,775
Tyco Int'l Ltd New       Com           902124106       452       12,652    2,500       500    9,652             12,652
US Bancorp Del           Com           902973304     2,454       78,362   63,372     4,990   10,000             70,362         8,000
Ultra Petroleum Corp     Com           903914109       361        7,500                       7,500              7,500
United Parcel Service
Cl B                     Com           911312106       319        3,730    3,600       130                       3,730

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Page 6 of 6


                  Name of Reporting Manager: Bremer Trust, N.A.

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                                                                                                                     COLUMN 8
COLUMN 1               COLUMN 2        COLUMN 3    COLUMN 4    COLUMN 5            COLUMN 6         COLUMN 7     VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF               TITLE OF                       VALUE       # OF       INVESTMENT DISCRETION    OTHER
 ISSUER                 CLASS           CUSIP      [x$1000]     SHARES     SOLE     SHARED   OTHER  MANAGERS  SOLE     SHARED  NONE
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
Verizon                  Com           92343V104       951       23,484   13,092     3,410    6,982             20,884         2,600
Viacom B                 Com           925524308     2,112       58,049   54,087       200    3,762             54,449         3,600
Wal-Mart Stores Inc      Com           931142103     2,339       44,289   38,314              5,975             40,539         3,750
Walgreen Co              Com           931422109     2,643       68,883   65,910              2,973             68,483           400
Washington Mutual Inc    Com           939322103       241        5,697    1,170              4,527              2,797         2,900
Wells Fargo & Co         Com           949746101     2,830       45,533   35,723     3,366    6,444             45,533
Weyerhauser              Com           962166104       271        4,035    3,990                 45              4,035
Wyeth                    Com           983024100       366        8,591    3,791              4,800              6,591         2,000
X-Cel Energy Com         Com           98389B100       872       47,900   23,669     4,507   19,724             45,400         2,500
Yum! Brands Inc          Com           988498101       360        7,638    7,378                260              7,638
Zimmer Holdings Inc      Com           98956P102       249        3,109    2,673       100      336              3,109